SUPPLEMENT DATED JUNE 27, 2000
                                       TO
                          PROSPECTUS DATED MAY 1, 2000

Timothy Partners, Ltd.("TPL"), the Investment Adviser to each Fund of the Timothy Plan, previously has absorbed many expenses of the Funds and waived some or all of its fees in order to maintain certain expense ratios for the Funds until the Funds could grow to the point where they were more self-sufficient.

The Timothy Plan has now achieved aggregate assets of almost $40 million. TPL has determined that it may now safely amend its voluntary commitment in order to allow the Funds to shoulder a greater percentage of their expenses. TPL is pleased to be able to undertake this amendment, because it reflects the maturing of the Timothy Plan made possible by morally conscious investors contributing to the investment growth of the Fund.

Accordingly, the Prospectus for the Timothy Plan Family of Funds, dated May 1, 2000, is supplemented as follows:

                                FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE TIMOTHY PLAN SMALL-CAP VALUE FUND ("SMALL"), TIMOTHY PLAN LARGE/MID-CAP VALUE FUND ("MID"), AND TIMOTHY PLAN FIXED-INCOME FUND ("FIXED").

--------------------------------------------------------------------------------------------------------------------
                                                            CLASS A                            CLASS B
--------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES                SMALL      MID        FIXED      SMALL       MID         FIXED
--------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE ON PURCHASES
(as percentage of offering price)               5.50%      5.50%      4.25%      None        None        None
--------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE
(as percentage of the lesser of original
purchase price or redemption proceeds)          None       None       None       5.00%       5.00%       5.00%
--------------------------------------------------------------------------------------------------------------------
REDEMPTION FEES*                                None       None       None       None        None        None
--------------------------------------------------------------------------------------------------------------------
EXCHANGE FEES                                   None       None       None       None        None        None
--------------------------------------------------------------------------------------------------------------------

*Firstar Bank, N.A., the Trust's custodian, charges a fee of $9 on redemptions paid by wire transfer.

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING  EXPENSES                             CLASS A                              CLASS B
--------------------------------------------------------------------------------------------------------------------
(expenses that are deducted from Fund         SMALL         MID        FIXED       SMALL      MID         FIXED
assets)
--------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                               0.85%         1.35%      0.95%       0.85%      1.35%       0.95%
--------------------------------------------------------------------------------------------------------------------
SERVICE & DISTRIBUTION (12B-1) FEES           0.25%         0.25%      0.25%       1.00%      1.00%       1.00%
--------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES(1)                             1.12%         3.09%      12.72%      0.87%      3.52%       12.78%
                                              -----         -----      ------      -----      -----       ------
--------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(Before Reimbursement by Adviser)(2)          2.22%         4.69%      13.92%      2.72%      5.87%       14.73%
                                              =====         =====      ======      =====      =====       ======
--------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES (After
Reimbursement by Adviser)                     1.60%         1.60%      1.35%       2.35%      2.35%       2.10%
                                              =====         =====      =====       =====      =====       =====
--------------------------------------------------------------------------------------------------------------------

(1) The Large/Mid-Cap Value Fund and the Fixed Income Fund commenced offering Class A shares on July 14, 1999. The Large/Mid-Cap and Fixed Income Funds commenced offering Class B shares on July 15, 1999 and August 5, 1999, respectively. "Other Expenses" represents administrative and other expenses incurred by these Funds during their start-up period.
(2) TPL has agreed to waive receipt of its fees and/or assume certain expenses, to the extent possible, to insure that total annual operating expenses do not exceed 1.35% annually for Class A shares of the Fixed Income Fund and 2.10% annually for Class B shares of the Fixed Income Fund. TPL may terminate its agreement at any time, and will notify you if it does so.

THIS TABLE DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE TIMOTHY PLAN MONEY MARKET FUND ("MONEY MARKET"). THE MONEY MARKET FUND OFFERS ONLY NO-LOAD SHARES.

------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
---------------------------------
MAXIMUM SALES CHARGE ON PURCHASES                 NONE
(as a percentage of offering price)
MAXIMUM DEFERRED SALES CHARGES                    NONE
(as a percentage of the lesser of original
purchase price or redemption proceeds)
REDEMPTION FEES                                   NONE*
(as a percentage of amount redeemed)
EXCHANGE FEES                                     NONE
------------------------------------------------------
ANNUAL FUND OPERATING  EXPENSES:
--------------------------------
(expenses that are deducted from Fund assets)
MANAGEMENT FEES.                                  0.60%
SERVICE & DISTRIBUTION (12B-1) FEES.              0.00%
OTHER EXPENSES(1)                                 5.15%
                                                  -----
TOTAL FUND OPERATING EXPENSES.(2)                 5.75%
(Before Expense Reimbursements)                   -----

TOTAL FUND OPERATING EXPENSES                     0.85%
(After Expense Reimbursements)                    =====
-------------------------------------------------------

(1) The Money Market Fund commenced offering its shares on July 9, 1999. "Other Expenses" represents administrative and other expenses incurred by these Funds during their start-up period.
(2) TPL has agreed to waive receipt of its fees and/or assume certain expenses of the Fund, to the extent possible, to insure that the Fund's total expenses do not exceed 0.85%. TPL may terminate its agreement at any time, and will notify you if it does so.

All Sections of the Prospectus not specifically amended herein remain in full force and effect.